JPMorgan Prime Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Empower Shares [Member] | Empower
Prospectus [Line Items]
Average Annual Return, Percent	5.28%	2.56%	1.87%